Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or other claims will have a material effect on the Company’s business, financial condition, results of operations or cash flows.

Material Contracts

On November 27, 2014, the Company signed a License Agreement and a Manufacturing and Supply Agreement for the monoclonal antibody development license and supply agreement and related manufacturing with Reliance Life Sciences (RLS), the life science arm of Reliance Industries Pvt Ltd, the largest private company in India. The contract expires on November 27, 2024 with a 10-year renewal option. The License Agreement entitles the Company to pay $100,000 per product for a total of three products with milestone payments for meeting certain criteria. In addition, the Company will pay a quarterly royalty payment of 5% on net sales of finished products. The Manufacturing and Supply Agreement contains an estimated acquisition price of active pharmaceutical ingredients (API) of $350,000 per Kg for each product developed. As of September 30, 2024, the Company has not generated any activity under the agreement.

On October 19, 2022, the Company signed an M&A/Capital Markets Advisory Agreement with Chardan Capital Markets to advise and assist the Company in negotiating the terms and conditions with respect to a potential sale, purchase, merger, joint venture, business combination, material change of control, or similar transaction involving the Company and a strategic acquirer and/or private or publicly listed entity or business, including a Special Purpose Acquisition Company (SPAC), and with respect to any offerings of any equity, equity-linked or debt securities of the Company or any other party to a financing transaction and perform such other financial advisory services to the Company. At the close of the merger on June 21, 2024, the Company paid $3.0 million and 1.5 million in common shares for M&A advisory fees and deferred underwriting fees. On August 20, 2024, the Company signed a Capital Markets Advisory Agreement with Chardan Capital Markets to assist with additional fundraising.

On June 13, 2024, RWOD and Klotho entered into a forward purchase agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, the “Seller”) (the “Forward Purchase Agreement”). Redwoods is the holder of the asset and Sponsor and is also a counterparty to Klotho. Upon Closing of the merger on June 21, 2024 and on September 30, 2024, the value of the contract for the Company was $0 as the contract created no receivable or obligation for the Company. On September 19, 2024, the Company modified the settlement amount price of the contract to $2.00 and the shares held with Meteora are able to be sold at Meteora’s sole discretion, with the reset price subject to weekly changes. The Company will assess the Company obligation and value the contract in the future periods based on fair value and record changes on the fair value in the Condensed Consolidated Statements of Operations.

The Company entered into several employment, advisory, and consulting agreements during the quarter. On August 15th, 2024, the Company entered into a three-year employment agreement with Jeffrey LeBlanc, who joined the Company as Chief Financial Officer. Pursuant to the Employment Agreement, Mr. LeBlanc will receive an annual base salary of $325,000, 100,000 shares of common stock immediately upon signing, 200,000 shares of common stock within one year of the effective date, and 200,000 shares of common stock within two years of the effective date. On August 15th, 2024, the Company entered into a three-year employment agreement with Peter Moriarty, who joined the Company as Chief Operating Officer. Pursuant to the Employment Agreement, Mr. Moriarty will receive an annual base salary of $300,000, 100,000 shares of common stock immediately upon signing, 200,000 shares of common stock within one year of the effective date, and 200,000 shares of common stock within two years of the effective date. On September 24, 2024, the Company entered into a one-year Scientific Advisory Board agreement with Dr. Robert Langer. Pursuant to the Scientific Advisory Board Agreement, Dr. Langer shall receive $175,000 in compensation and 225,000 shares of common stock, immediately vested upon signing. The Company also entered into various consulting agreements to assist with pharmaceutical development and business development with total monthly obligation to the Company of $22,000 per month as of September 30,2024 through year end.

NASDAQ Deficiencies

On August 16, 2024, the Company received two delinquency notification letters (the “Notices”) from the Nasdaq Stock Market LLC (“Nasdaq”) due to the Company’s non-compliance with Nasdaq Listing Rules 5450(b)(2)(C) and 5450(b)(2)(A). The Notices cite the Company’s (a) not being in compliance with the minimum Market Value of Publicly Held Shares (“MVPHS”) requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(C) and (b) not being in compliance with the minimum Market Value of Listed Securities (MVLS) requirement as set forth in Nasdaq Listing Rule 5450(b)(2)(A).

In accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has been provided 180 calendar days, or until February 12, 2025, to regain compliance. To regain compliance, prior to February 12, 2025, (a) the Company’s minimum market value of publicly held shares must close at $15,000,000 or more for a minimum of 10 consecutive business days and (b) the Company’s minimum market value of listed securities must close at $50,000,000 or more for a minimum of 10 consecutive business days.

If the Company fails to timely regain compliance with Nasdaq Listing Rules, the Company’s common stock will be subject to delisting from Nasdaq. As part of its compliance plan, the Company is evaluating a change in Nasdaq listing tiers and alternate means of qualification, including but not limited to the shareholder equity standard of qualification.

On October 15, 2024, the Company received a delinquency notification letter (the “Notice”) from the Nasdaq Stock Market LLC (“Nasdaq”) due to the failure of the Company’s common stock to maintain a minimum bid price of $1 per share for 30 consecutive business days as required by Nasdaq Listing Rule 5450(a)(1).

In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided 180 calendar days, or until April 14, 2025, to regain compliance. To regain compliance, prior to April 14, 2025, the closing bid price of the Company’s common stock must be at least $1 for a minimum of ten consecutive business days.

If the Company fails to timely regain compliance with Nasdaq Listing Rules, the Company’s common stock will be subject to delisting from Nasdaq.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or other claims will have a material effect on the Company’s business, financial condition, results of operations or cash flows.

Material Contracts

On November 27, 2014, the Company signed a License Agreement and a Manufacturing and Supply Agreement for the monoclonal antibody development license and supply agreement and related manufacturing with Reliance Life Sciences (RLS), the life science arm of Reliance Industries Pvt Ltd, the largest private company in India. The contract expires on November 27, 2024 with a 10-year renewal option. The License Agreement entitles the Company to pay $100,000 per product for a total of three products with milestone payments for meeting certain criteria. In addition, the Company will pay a quarterly royalty payment of 5% on net sales of finished products. The Manufacturing and Supply Agreement contains an estimated acquisition price of active pharmaceutical ingredients (API) of $350,000 per Kg for each product developed. As of December 31, 2023, the Company has not generated any activity under the agreement.

On October 19, 2022, the Company signed an M&A/Capital Markets Advisory Agreement with Chardan Capital Markets to advise and assist the Company in negotiating the terms and conditions with respect to a potential sale, purchase, merger, joint venture, business combination, material change of control, or similar transaction involving the Company and a strategic acquirer and/or private or publicly listed entity or business, including a Special Purpose Acquisition Company (SPAC), and with respect to any offerings of any equity, equity-linked or debt securities of the Company or any other party to a financing transaction and perform such other financial advisory services to the Company. As of December 31, 2023, there was no associated liability prior to consummating a deal under this Agreement.